INCOME TAXES - Disclosure of detailed information about effective income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax [Line Items]
Current income tax expense	$ 36.6	$ 12.9
Deferred income tax expense	(22.4)	(3.4)
Total income tax expense	14.2	9.5
Current income tax expense in respect of current year [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense	27.5	7.9
Deferred tax expense recognized in the current year [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax expense	2.8	5.1
Special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense	9.1	5.0
Deferred income tax expense	(2.1)	0.6
Adjustments recognized in the current year in relation to prior years [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax expense	(5.0)	(2.8)
Recognition of previously unrecognized losses [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax expense	$ (18.2)	$ (6.3)